INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
10.	INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

USA

The Company is incorporated in the Cayman Islands. After the completion of the redomestication merger on August 4, 2011, the Company is deemed to have taken up the tax status of Cogo Maryland for United States federal income tax purposes, and is, accordingly, subject to United States federal income tax at a tax rate of 34%.

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company’s subsidiaries, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries that are incorporated in Hong Kong are subject to Hong Kong Profits Tax. The applicable profits tax rate is 16.5% for 2009, 2010 and 2011. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

On March 16, 2007, the National People’s Congress passed the Corporate Income Tax law (the “CIT law”) which revised the PRC statutory income tax rate to 25%. The CIT law was effective on January 1, 2008. Accordingly, the Company’s PRC subsidiaries are subject to income tax at 25% effective from January 1, 2008 unless otherwise specified.

Prior to January 1, 2008, Shenzhen Comtech, Comtech Communication, Comtech Software, Comloca, Epcot, Huameng PRC and Viewtran PRC (collectively the “Shenzhen Subsidiaries”), being entities located in the Shenzhen Special Economic Zone, were entitled to the preferential tax rate of 15%. In addition, the Shenzhen Subsidiaries, being production oriented foreign investment enterprises, were each entitled to a tax holiday of two-year tax exemption followed by three-year 50% tax reduction starting from the first profit making year from the PRC tax perspective (“2+3 tax holiday”) under the then effective tax regulations.

The CIT law and its relevant regulations provide a five-year transition period from January 1, 2008 for those companies which were established before March 16, 2007 and were entitled to preferential tax rates under the then effective tax regulations, as well as grandfathering certain tax holidays. The transitional tax rates are 20%, 22%, 24%, 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

Accordingly, the Shenzhen Subsidiaries are entitled to enjoy the transitional rates and continue their tax holidays until they expire. Comloca and Huameng PRC had not commenced their respective tax holidays as of

December 31, 2007 and the CIT law and its relevant regulations require their tax holidays to begin on January 1, 2008.

Based on the above, the Shenzhen Subsidiaries are subject to the following tax rates:

•	Shenzhen Comtech and Comtech Communication are subject to income tax at 20%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

•	Comtech Software is subject to income tax at 10%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

•	Comloca and Huameng PRC were tax exempt for 2009. They are subject to income tax at 11%, 12%, 12.5% and 25% for 2010, 2011, 2012 and 2013 onwards, respectively.

•	Viewtran PRC and Epcot are subject to income tax at 10%, 11%, 12% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

Further, Mega Sky SZ and Mega Smart SZ, being software and integrated circuit design enterprises, are each granted a 2+3 tax holiday during 2010. As a result, they are tax exempt for 2010 and 2011, and are subject to income tax at 12.5% from 2012 to 2014 and at 25% from 2015 onwards.

(a)	Income / (loss) before Income Taxes and Provision for Income Taxes

The Group’s earnings / (loss) before income taxes and extraordinary item consists of the following:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
U.S.	(2,337)	* (14,708)	(13,254)	(14,255)
PRC, excluding Hong Kong	8,011	50,418	145,418	126,278
Hong Kong	(27,476)	(172,931)	(6,990)	(26,154)
Other foreign jurisdictions	(71)	(445)	(270)	(230)

	(21,873)	(137,666)	124,904	85,639

* The amount includes RMB7,008 losses incurred subsequent to the redomestication merger on August 4, 2011, which is considered subject to United States federal income tax.

The provision for income taxes consists of the following:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Current tax
PRC, excluding Hong Kong	1,308	8,228	13,361	9,020
Hong Kong	1,279	8,048	3,819	4,687
Deferred tax
PRC, excluding Hong Kong	—	—	—	(172)
Hong Kong	(751)	(4,723)	(5,331)	(4,328)

Income tax expense	1,836	11,553	11,849	9,207

Reconciliation between income tax expense and the amount that result by applying the PRC statutory tax rate to earnings / (loss) before income taxes and extraordinary item is as follows:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Earnings / (loss) before income taxes and extraordinary item	(21,873)	(137,666)	124,904	85,639

PRC statutory tax rate		25%	25%	25%
Computed “expected” income tax expense / (benefit)	(5,468)	(34,417)	31,226	21,409
Effect of PRC preferential income tax rate	(75)	(471)	(2,123)	(6,227)
Effect of PRC tax holiday	(5,394)	(33,947)	(26,511)	(29,501)
PRC R&D bonus deduction	(257)	(1,617)	—	—
Tax rate differential for U.S and Hong Kong entities	2,125	13,375	(599)	19
Entities of other foreign jurisdictions not subject to income tax	18	112	68	58
Change in valuation allowance	(245)	(1,544)	5,982	3,826
Non-taxable items:
Interest income	(10)	(63)	(12)	(416)
Foreign exchange gain	(9)	(56)	(112)	(2,418)
Adjustment of consideration payable, net of disposal / impairment of respective intangible assets for Long Rise (note 7(d))	—	—	(8,939)	—
Non-deductible items:
Impairment loss of goodwill	6,856	43,146	3,535	—
Provision for inventory write-down	—	—	2,112	646
Allowance for doubtful accounts	61	384	—	5,311
Share-based compensation	2,650	16,679	7,144	11,809
Professional fees	391	2,462	—	—
Other non-deductible items	95	595	63	25
Deemed income for income tax purposes	1,098	6,915	15	4,666

Income tax expense	1,836	11,553	11,849	9,207

The PRC tax rate has been used because the Company’s principle operations are in the PRC. The effects of the tax holiday are RMB33,947 (USD5,394), RMB26,511 and RMB29,501 for the years ended December 31, 2011, 2010, and 2009, respectively (equivalent to basic earnings per share amount of RMB0.92 (USD0.15), RMB0.71 and RMB0.81 and a diluted earnings per share amount of RMB0.92 (USD0.15), RMB0.69 and RMB0.78 for the years ended December 31, 2011, 2010 and 2009, respectively.

(b)	Deferred Tax Assets and Liabilities

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2011	2011	2010
	USD	RMB	RMB
Deferred tax assets:
Tax loss carryforwards	1,570	9,880	11,424
Valuation allowance	(1,570)	(9,880)	(11,424)

Net deferred tax asset	—	—	—

Deferred tax liabilities:
Intangible assets	(4,040)	(25,427)	(13,777)

Net deferred tax liability	(4,040)	(25,427)	(13,777)

The (decrease) increase in valuation allowance during the years ended December 31, 2011, 2010 and 2009 were RMB(1,544) (USD(245)), RMB5,646 and RMB4,320, respectively. Full valuation allowances were provided for entities with cumulative losses as of December 31, 2011 and 2010.

As of December 31, 2011, for United States federal income tax purposes, the Company had net tax loss carryforwards of approximately USD340 which will expire at various dates through 2031.

As of December 31, 2011, the Company’s PRC and Hong Kong subsidiaries had tax loss carryforwards of approximately RMB31,542 (USD5,012) and RMB7,886 (USD1,253), respectively. The tax losses for the PRC subsidiaries amounting to RMB4,015, RMB5,160, RMB2,331 and RMB20,036 will expire in 2013, 2014, 2015 and 2016 respectively. The tax loss for the Hong Kong subsidiary does not expire under the current Hong Kong tax legislation.

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Company’s distributions from its non-U.S. subsidiaries are subject to the U.S. federal income tax at 34%, less any applicable qualified foreign tax credits. Due to the Company’s plan of reinvesting permanently its earnings in its non-U.S. business, the Company has not provided for deferred income tax liabilities of RMB390,129 (USD61,985) and RMB320,987 (which does not include any potential qualified foreign tax credits or potential PRC dividend withholding taxes), for U.S. federal income tax purposes on its overseas subsidiaries’ undistributed earnings of RMB1,147,438 (USD182,310) and RMB944,078 as of December 31, 2011 and 2010, respectively.

(c)	Accounting for unrecognized tax benefits

As of January 1, 2009 and for each of the years ended December 31, 2009, 2010 and 2011, the Group did not have unrecognized tax benefits, and it does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. Accordingly, no interest or penalties related to unrecognized tax benefits were accrued.

The Company and its subsidiaries file income tax returns in the United States, PRC and Hong Kong. The Company could be subject to U.S. federal income tax examination by tax authorities for years beginning in 2008. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD16). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the PRC tax returns for the Company’s PRC subsidiaries are open to examination by the PRC state and local tax authorities for the tax years beginning in 2006. The tax returns for the Company’s Hong Kong subsidiaries are currently open to examination by the Hong Kong tax authorities for the tax years beginning in 2005.